Employee Benefit Plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 224	$ 233
Accumulated benefit obligation	224	233
Fair value of plan assets	20	20
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	149	132
Accumulated benefit obligation	142	115
Fair value of plan assets	$ 76	$ 79